Cover	Dec. 19, 2022
Cover [Abstract]
Entity Registrant Name	LOOP INDUSTRIES, INC.
Entity Central Index Key	0001504678
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 19, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2094706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54786
Entity Address Address Line 1	480 Fernand-Poitras
Entity Address Address Line 2	Terrebonne
Entity Address City Or Town	Quebec
Entity Address Postal Zip Code	J6Y 1Y4
City Area Code	450
Local Phone Number	951-8555
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	LOOP
Security Exchange Name	NASDAQ
Entity Address Country	CA